Schedule of Investments
September 30, 2020
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–128.60%
Collateralized Mortgage Obligations–5.95%
Fannie Mae ACES, 0.37%, 12/25/2022(a)	$105,739,542	$415,546
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(a)	180,739	197,702
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 01/25/2032	476,144	45,443
6.50%, 10/25/2024 to 02/25/2033	2,071,866	407,922
7.00%, 02/25/2028	416,492	62,779
8.00%, 05/25/2030	437,340	91,110
6.00%, 02/25/2033 to 09/25/2035(c)	2,498,318	467,263
5.50%, 11/25/2033 to 06/25/2035	1,144,767	206,676
PO, 0.01%, 09/25/2032(b)	68,580	64,655
Fannie Mae REMICs,
3.00%, 12/25/2020 to 05/25/2037	12,521,428	3,664,526
8.50%, 09/25/2021	227	229
3.50%, 02/25/2022 to 08/25/2042	4,072,353	1,744,007
4.50%, 12/25/2022 to 02/25/2043	580,359	99,743
4.00%, 07/25/2024 to 08/25/2047	6,723,755	5,322,928
2.50%, 12/25/2025 to 10/25/2026	1,703,091	1,762,194
7.00%, 03/18/2027 to 05/25/2033	843,416	583,408
6.50%, 10/25/2028 to 05/25/2033	246,347	253,463
1.15%, 12/25/2031 to 12/25/2032(d)	601,467	613,069
1.15%, 03/18/2032 to 12/18/2032(d)	528,950	538,793
0.65%, 08/25/2032 to 06/25/2046(d)	1,851,146	1,866,048
0.65% (1 mo. USD LIBOR + 0.50%), 10/18/2032(d)	55,518	55,765
0.55%, 03/25/2033 to 03/25/2042(d)	368,228	369,886
13.80% (1 mo. USD LIBOR + 14.10%), 12/25/2033(d)	6,148	6,274
0.49% (1 mo. USD LIBOR + 0.34%), 06/25/2035(d)	1,378,666	1,383,939
0.50%, 08/25/2035 to 10/25/2035(d)	1,392,450	1,399,196
24.02% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(d)	201,267	338,683
23.66%, 06/25/2036(d)	157,137	269,677
23.66% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	154,183	254,019
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
1.09% (1 mo. USD LIBOR + 0.94%), 06/25/2037(d)	$935,091	$959,098
0.60% (1 mo. USD LIBOR + 0.45%), 08/25/2037(d)	382,159	385,650
2.75%, 01/25/2039	2,192,722	2,219,336
6.60%, 06/25/2039(a)	552,010	662,053
5.00%, 04/25/2040 to 09/25/2047(d)	4,466,344	1,164,890
2.00%, 05/25/2044	1,624,747	1,667,338
IO, 6.55%, 02/25/2024 to 05/25/2035(d)	1,113,965	211,575
5.50%, 10/25/2024 to 07/25/2046	1,547,742	1,169,934
8.00%, 08/18/2027 to 09/18/2027	379,023	64,895
0.75%, 10/25/2031	5,986	126
7.75% (7.90% - 1 mo. USD LIBOR), 11/25/2031(d)	130,838	27,980
7.75% (7.90% - 1 mo. USD LIBOR), 12/18/2031(d)	126,697	24,325
7.80% (1 mo. USD LIBOR + 7.95%), 01/25/2032(d)	89,411	18,964
7.85% (8.00% - 1 mo. USD LIBOR), 03/18/2032(d)	196,744	45,681
7.95%, 03/25/2032 to 04/25/2032(d)	271,424	62,489
6.85%, 04/25/2032 to 08/25/2032(d)	424,019	82,959
7.65% (7.80% - 1 mo. USD LIBOR), 04/25/2032(d)	97,201	21,481
7.85%, 07/25/2032 to 09/25/2032(d)	608,968	138,205
7.95%, 12/18/2032(d)	382,922	81,058
8.10%, 02/25/2033 to 05/25/2033(d)	500,444	119,871
6.00%, 05/25/2033	24,628	4,749
5.90%, 03/25/2035 to 07/25/2038(d)	1,436,902	272,107
6.60% (6.75% - 1 mo. USD LIBOR), 03/25/2035(d)	90,362	15,825
6.45% (1 mo. USD LIBOR + 6.60%), 05/25/2035(d)	314,115	52,963
6.50% (1 mo. USD LIBOR + 6.65%), 03/25/2039(d)	3,206,549	257,639
6.40% (6.55% - 1 mo. USD LIBOR), 10/25/2041(d)	256,282	53,545
6.00% (6.15% - 1 mo. USD LIBOR), 12/25/2042(d)	860,545	172,109
2.55%, 02/25/2056(c)	9,202,024	577,789

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
0.32% (1 mo. USD LIBOR + 0.16%), 09/25/2022(d)	$302,192	$302,254
0.68%, 09/25/2025(a)	62,338,536	1,466,614
Series KC02, Class X1, 0.50%, 03/25/2024(a)	253,635,389	2,984,350
Series KC03, Class X1, 0.63%, 11/25/2024(a)	22,155,712	390,093
Series K734, Class X1, 0.79%, 02/25/2026(a)	16,982,132	512,108
Series K735, Class X1, 1.10%, 05/25/2026(a)	15,884,128	763,798
Series K093, Class X1, 1.09%, 05/25/2029(a)	13,280,250	946,680
Series Q004, Class AFL, 1.76% (12 mo. MTA Rate + 0.74%), 05/25/2044(d)	762,307	761,703
Freddie Mac REMICs,
0.80%, 06/15/2021 to 07/15/2029(d)	51,569	51,967
5.00%, 09/15/2023	201,389	209,936
2.00%, 12/15/2023 to 09/15/2025	1,364,922	1,378,464
2.05% (COFI + 1.37%), 03/15/2024(d)	185,357	188,484
2.50%, 07/15/2024 to 07/15/2038	5,257,152	3,643,155
4.00%, 10/15/2024 to 03/15/2045	3,431,897	2,122,874
5.50%, 04/15/2025	863	858
3.50%, 11/15/2025 to 05/15/2032	1,942,496	2,049,828
6.95%, 03/15/2028	225,543	256,073
6.50%, 08/15/2028 to 03/15/2032	2,122,203	2,392,088
0.75%, 01/15/2029 to 12/15/2032(d)	139,717	141,033
6.00%, 01/15/2029 to 04/15/2029	357,893	404,200
0.50%, 02/15/2029 to 11/15/2032(d)	191,654	187,635
1.06% (1 mo. USD LIBOR + 0.90%), 03/15/2029(d)	212,420	215,498
0.55%, 06/15/2029 to 11/15/2039(d)	584,410	586,084
8.00%, 03/15/2030	88,354	106,680
1.10% (1 mo. USD LIBOR + 0.95%), 08/15/2031(d)	140,677	143,587
0.65%, 02/15/2032 to 03/15/2032(d)	427,336	429,304
1.15%, 02/15/2032 to 03/15/2032(d)	284,204	290,190
0.70%, 03/15/2032 to 10/15/2036(d)	709,279	717,819
24.19% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(d)	40,741	68,418
0.45% (1 mo. USD LIBOR + 0.30%), 03/15/2036(d)	2,077,173	2,082,408
0.60% (1 mo. USD LIBOR + 0.45%), 07/15/2037(d)	153,940	155,351
0.66% (1 mo. USD LIBOR + 0.50%), 03/15/2042(d)	196,112	198,524
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
IO, 5.85%, 03/15/2024 to 04/15/2038(d)	$812,820	$68,576
3.00%, 09/15/2025 to 05/15/2040	12,684,615	3,789,522
7.50% (7.65% - 1 mo. USD LIBOR), 07/15/2026(d)	42,513	5,380
8.55%, 07/17/2028(d)	160,818	16,142
7.95%, 06/15/2029 to 09/15/2029(d)	298,276	58,656
6.55% (6.70% - 1 mo. USD LIBOR), 01/15/2035(d)	1,152,805	222,175
6.60% (6.75% - 1 mo. USD LIBOR), 02/15/2035(d)	201,551	39,143
6.57% (6.72% - 1 mo. USD LIBOR), 05/15/2035(d)	343,400	57,769
6.85% (7.00% - 1 mo. USD LIBOR), 12/15/2037(d)	24,666	5,838
5.92% (6.07% - 1 mo. USD LIBOR), 05/15/2038(d)	1,404,506	291,094
2.94%, 02/15/2039(c)	3,761,129	232,706
6.10% (1 mo. USD LIBOR + 6.25%), 12/15/2039(d)	340,506	67,077
5.95% (6.10% - 1 mo. USD LIBOR), 01/15/2044(d)	666,741	100,488
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	2,256,930
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027	970,036	64,235
3.27%, 12/15/2027(c)	255,756	13,788
6.50%, 02/01/2028	52,877	7,822
7.00%, 09/01/2029	398,787	72,602
7.50%, 12/15/2029	27,519	5,353
8.00%, 06/15/2031	659,344	133,432
6.00%, 12/15/2032	137,974	22,798
0.01%, 12/01/2031 to 03/01/2032(b)	359,633	335,998
0.65% (1 mo. USD LIBOR + 0.50%), 05/15/2036(d)	1,042,409	1,031,835
Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,511,401	1,861,641
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	933,189	955,543
		70,884,178
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–23.47%
5.00%, 04/01/2021 to 06/01/2040	$3,827,849	$4,409,444
6.50%, 04/01/2021 to 04/01/2034	1,099,344	1,225,108
9.00%, 08/01/2022 to 05/01/2025	7,797	8,480
6.00%, 10/01/2022 to 10/01/2029	482,438	544,433
5.50%, 01/01/2024 to 12/01/2036	575,501	608,425
3.50%, 08/01/2026 to 05/01/2050	81,308,928	87,593,000
4.00%, 05/01/2027 to 11/01/2049	45,320,035	49,860,809
2.50%, 02/01/2031 to 09/01/2050	11,365,999	12,035,136
8.50%, 03/01/2031 to 08/01/2031	168,068	202,837
7.00%, 10/01/2031 to 10/01/2037	319,627	372,207
7.50%, 01/01/2032 to 08/01/2037	8,291,229	9,709,309
3.00%, 02/01/2032 to 05/01/2050	87,944,700	93,609,339
8.00%, 08/01/2032	127,379	152,721
4.50%, 05/01/2038 to 11/01/2049	13,434,919	15,061,827
5.35%, 07/01/2038 to 10/17/2038	1,374,372	1,566,375
5.80%, 10/01/2038 to 01/20/2039	639,198	732,632
5.45%, 11/25/2038	1,587,194	1,825,884
		279,517,966
Federal National Mortgage Association (FNMA)–50.15%
5.00%, 10/01/2020 to 01/01/2041	4,439,327	5,020,818
4.50%, 12/01/2020 to 12/01/2049	15,073,294	16,703,355
6.00%, 01/01/2021 to 05/01/2040	5,983,497	6,463,408
8.00%, 02/01/2021 to 04/01/2033	286,966	354,293
4.26%, 07/01/2021	2,696,621	2,727,215
5.50%, 09/01/2021 to 04/01/2038	8,218,508	9,048,269
6.50%, 06/01/2022 to 11/01/2038	4,183,566	4,726,687
2.00%, 03/01/2023 to 09/01/2035	11,999,420	12,587,185
7.00%, 07/01/2023 to 01/01/2036	2,401,208	2,781,698
1.75%, 07/02/2024	17,000,000	17,952,449
0.50%, 06/17/2025	15,000,000	15,057,737
1.88%, 09/24/2026	4,158,000	4,501,009
7.50%, 02/01/2027 to 08/01/2037	3,511,190	4,127,735
3.00%, 02/01/2028 to 06/01/2050	109,874,447	117,150,166
3.59%, 10/01/2028	9,586,000	11,267,188
3.79%, 11/01/2028	10,962,000	13,067,484
9.50%, 04/01/2030	16,645	18,754
Principal Amount		Value
Federal National Mortgage Association (FNMA)–(continued)
3.50%, 11/01/2030 to 05/01/2050	$183,324,513	$197,769,992
4.00%, 03/01/2031 to 03/01/2050	101,095,258	111,912,575
8.50%, 07/01/2032 to 10/01/2032	270,029	332,676
5.63%, 08/01/2032	247,542	268,475
2.50%, 03/01/2035 to 10/01/2050	17,674,589	18,734,572
5.45%, 01/01/2038	265,878	288,241
TBA, 1.50%, 10/19/2020(e)	24,000,000	24,551,250
		597,413,231
Government National Mortgage Association (GNMA)–14.90%
9.50%, 02/15/2021 to 01/15/2022	1,893	1,897
8.00%, 06/15/2021 to 09/15/2028	16,425	16,495
7.00%, 11/15/2022 to 01/20/2030	294,831	319,318
9.00%, 02/15/2023	464	466
6.50%, 01/15/2024 to 11/15/2028	72,442	80,245
3.50%, 01/20/2025 to 06/20/2050	29,482,812	31,373,575
3.00%, 12/16/2025 to 02/20/2050	4,782,191	5,032,580
6.00%, 06/15/2028 to 04/20/2029	166,938	186,980
7.50%, 06/15/2028 to 08/15/2028	170,066	174,254
5.50%, 05/15/2033 to 10/15/2034	462,073	533,636
4.77%, 07/17/2033	238,793	247,316
7.14%, 11/20/2033(a)	2,222,022	2,546,620
5.00%, 11/20/2037	468,656	528,253
5.88%, 01/20/2039(a)	1,245,279	1,456,858
4.52%, 07/20/2041(a)	1,596,234	1,796,088
3.10%, 09/20/2041(a)	1,109,530	1,166,142
0.61% (1 mo. USD LIBOR + 0.45%), 07/20/2044(d)	757,488	759,063
4.00%, 02/20/2048 to 03/20/2050	6,863,849	7,521,961
IO,
6.50% (6.65% - 1 mo. USD LIBOR), 04/16/2041(d)	2,031,283	367,108
4.50%, 09/16/2047	1,421,116	212,813
6.05% (6.20% - 1 mo. USD LIBOR), 10/16/2047(d)	1,475,985	267,625
TBA,
2.00%, 10/01/2050(e)	44,200,000	45,916,203
2.50%, 10/01/2050(e)	63,648,000	66,830,399
Series 2020-137, Class A, 1.50%, 04/16/2062	10,000,000	10,189,844
		177,525,739
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–34.13%
TBA,
2.00%, 10/01/2035 to 10/01/2050(e)	$347,200,000	$359,626,242
2.50%, 10/01/2050(e)	44,714,000	46,900,794
		406,527,036
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,524,212,439)		1,531,868,150

Asset-Backed Securities–15.52%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 3.41%, 10/25/2035(a)	323,180	296,747
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.71%, 03/25/2045(a)(f)	2,929,605	3,042,399
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(f)	1,165,000	1,201,883
AmeriCredit Automobile Receivables Trust,
Series 2019-2, Class D, 2.99%, 06/18/2025	2,215,000	2,332,774
Series 2019-3, Class D, 2.58%, 09/18/2025	1,055,000	1,075,404
Angel Oak Mortgage Trust I LLC, Series 2017-1, Class A1, 2.81%, 01/25/2047(a)(f)	36,592	36,681
Arroyo Mortgage Trust, Series 2019-3, Class A3, 3.42%, 10/25/2048(a)(f)	3,599,916	3,672,970
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	48,482	46,523
Series 2006-A, Class 1A1, 3.89%, 02/20/2036(a)	494,382	479,632
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 3.51%, 03/25/2035(a)	1,235,851	1,199,984
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.66%, 01/15/2051(a)	17,715,904	532,668
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.27% (1 mo. USD LIBOR + 1.12%), 03/15/2037(d)(f)	6,500,000	6,462,433
CarMax Auto Owner Trust,
Series 2017-4, Class D, 3.30%, 05/15/2024	3,590,000	3,683,286
Series 2018-1, Class D, 3.37%, 07/15/2024	1,925,000	1,978,642
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(f)	190,000	192,892
Series 2019-1, Class B, 3.22%, 09/14/2026(f)	1,400,000	1,459,312
Series 2019-1, Class C, 3.57%, 09/14/2026(f)	340,000	352,546
Series 2019-2, Class C, 2.89%, 03/15/2027(f)	405,000	412,218
CD Mortgage Trust, Series 2017-CD6, Class XA, 1.07%, 11/13/2050(a)	7,430,708	316,508
Principal Amount		Value

CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class B, 1.12% (1 mo. USD LIBOR + 0.97%), 07/15/2032(d)(f)	$2,740,630	$2,738,593
Series 2017-BIOC, Class C, 1.20% (1 mo. USD LIBOR + 1.05%), 07/15/2032(d)(f)	2,698,607	2,686,603
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(f)	2,114,367	2,119,450
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(f)	1,942,373	1,940,434
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.83%, 12/25/2035(a)	24,652	23,730
Series 2007-A2, Class 2A1, 3.53%, 06/25/2035(a)	441,467	438,694
Series 2007-A2, Class 2A4, 3.53%, 06/25/2035(a)	407,822	402,993
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.69% (1 mo. USD LIBOR + 0.54%), 02/25/2035(d)	263,028	249,333
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.18%, 11/10/2046(a)	5,283,414	142,514
Series 2017-C4, Class XA, 1.25%, 10/12/2050(a)	20,292,650	1,122,742
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 2.51%, 08/25/2034(a)	89,942	87,374
Series 2005-11, Class A2A, 2.53% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	847,144	841,116
Series 2006-AR2, Class 1A2, 3.88%, 03/25/2036(a)	33,233	31,579
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, 1.29%, 08/10/2046(a)	26,349,181	706,651
Series 2014-FL5, Class B, 1.55% (1 mo. USD LIBOR + 2.15%), 10/15/2031(d)(f)	66,368	64,594
Series 2014-LC15, Class D, 5.15%, 04/10/2047(a)(f)	3,000,000	2,473,697
Series 2015-CR24, Class XA, 0.91%, 08/10/2048(a)	41,107,193	1,285,973
Series 2015-CR26, Class C, 4.63%, 10/10/2048(a)	1,997,000	2,041,229
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(f)	2,478,005	2,582,531
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.52%, 08/25/2043(a)(f)	3,825,716	3,921,297
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(f)	1,346,919	1,398,354
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 3.68%, 06/25/2034(a)	677,133	671,696
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(f)	875,000	886,394
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.26%, 06/27/2037(a)(f)	$2,324,081	$2,289,622
Drive Auto Receivables Trust,
Series 2018-3, Class D, 4.30%, 09/16/2024	1,650,000	1,725,728
Series 2019-1, Class D, 4.09%, 06/15/2026	2,410,000	2,531,365
Series 2019-2, Class D, 3.69%, 08/17/2026	2,565,000	2,694,501
Series 2019-3, Class D, 3.18%, 10/15/2026	2,750,000	2,843,498
DT Auto Owner Trust,
Series 2019-1A, Class D, 3.87%, 11/15/2024(f)	1,790,000	1,856,056
Series 2019-2A, Class D, 3.48%, 02/18/2025(f)	970,000	1,007,326
Series 2019-3A, Class D, 2.96%, 04/15/2025(f)	570,000	584,259
Series 2019-4A, Class D, 2.85%, 07/15/2025(f)	1,830,000	1,883,398
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%, 12/16/2024(f)	2,530,000	2,645,959
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(a)(f)	805,000	835,937
Series 2013-K26, Class C, 3.72%, 12/25/2045(a)(f)	550,000	571,751
Series 2013-K27, Class C, 3.62%, 01/25/2046(a)(f)	850,000	884,311
Series 2014-K36, Class C, 4.50%, 12/25/2046(a)(f)	3,250,000	3,504,842
Series 2014-K38, Class C, 4.79%, 06/25/2047(a)(f)	5,250,000	5,759,085
Series 2014-K714, Class C, 4.40%, 01/25/2047(a)(f)	2,500,000	2,498,431
Series 2014-K715, Class C, 4.29%, 02/25/2046(a)(f)	2,205,000	2,213,872
Galton Funding Mortgage Trust,
Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(f)	1,885,717	1,926,071
Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(f)	2,000,000	1,931,397
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 3.53%, 06/19/2035(a)	927,036	928,562
GSAA Home Equity Trust, Series 2007-7, Class A4, 0.69% (1 mo. USD LIBOR + 0.54%), 07/25/2037(d)	67,307	64,934
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 2.79%, 12/25/2034(a)	395,035	388,616
Series 2005-AR, Class 6A1, 3.34%, 07/25/2035(a)	260,637	262,883
Home Partners of America Trust,
Series 2017-1, Class C, 1.70% (1 mo. USD LIBOR + 1.55%), 07/17/2034(d)(f)	3,000,000	3,003,413
Series 2017-1, Class D, 2.05% (1 mo. USD LIBOR + 1.90%), 07/17/2034(d)(f)	6,620,000	6,630,520
Principal Amount		Value

Invitation Homes Trust,
Series 2017-SFR2, Class C, 1.60% (1 mo. USD LIBOR + 1.45%), 12/17/2036(d)(f)	$3,208,000	$3,224,972
Series 2017-SFR2, Class D, 1.95% (1 mo. USD LIBOR + 1.80%), 12/17/2036(d)(f)	7,904,401	7,953,045
Series 2018-SFR3, Class B, 1.30% (1 mo. USD LIBOR + 1.15%), 07/17/2037(d)(f)	5,000,000	5,007,737
Series 2018-SFR4, Class C, 1.55% (1 mo. USD LIBOR + 1.40%), 01/17/2038(d)(f)	4,229,000	4,242,361
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 3.56%, 02/25/2035(a)	765,344	740,718
Series 2005-A3, Class 6A5, 3.80%, 06/25/2035(a)	579,099	578,411
Series 2014-1, Class 1A17, 4.00%, 01/25/2044(a)(f)	1,981,923	2,084,586
Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(f)	2,402,342	2,490,352
Series 2017-5, Class A1, 3.13%, 10/26/2048(a)(f)	2,402,222	2,456,887
Series 2018-7FRB, Class A2, 0.90% (1 mo. USD LIBOR + 0.75%), 04/25/2046(d)(f)	3,348,017	3,341,370
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(f)	699,718	719,256
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.39% (1 mo. USD LIBOR + 0.24%), 04/25/2036(d)	45,045	39,037
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 3.74%, 04/21/2034(a)	191,546	192,683
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 4.01%, 11/25/2035(a)	391,027	384,318
Series 2005-A, Class A1, 0.61% (1 mo. USD LIBOR + 0.46%), 03/25/2030(d)	466,013	455,969
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, 0.93%, 12/15/2050(a)	6,734,475	308,802
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 0.90% (1 mo. USD LIBOR + 0.75%), 01/25/2048(d)(f)	2,559,187	2,559,876
Series 2019-NQM4, Class A3, 2.80%, 09/25/2059(a)(f)	6,114,949	6,213,015
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(f)	2,500,000	2,524,212
RALI Trust,
Series 2006-QO2, Class A2, 0.42% (1 mo. USD LIBOR + 0.27%), 02/25/2046(d)	46,588	13,954
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	49,784	46,276
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.00%, 07/26/2045(Acquired 02/25/2015; Cost $4,746)(a)(f)	193,573	195,394
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Santander Drive Auto Receivables Trust,
Series 2019-1, Class D, 3.65%, 04/15/2025	$2,680,000	$2,787,780
Series 2019-2, Class D, 3.22%, 07/15/2025	1,610,000	1,664,466
Series 2019-3, Class D, 2.68%, 10/15/2025	1,280,000	1,318,059
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(f)	5,610,803	3,909,220
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(f)	1,301,474	1,352,477
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.10% (1 mo. USD LIBOR + 1.95%), 01/17/2035(d)(f)	5,750,000	5,741,161
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 0.45% (1 mo. USD LIBOR + 0.30%), 09/25/2034(d)	344,202	324,745
Series 2004-20, Class 3A1, 3.22%, 01/25/2035(a)	139,977	138,846
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 0.61% (1 mo. USD LIBOR + 0.46%), 05/25/2045(d)	778,588	754,368
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 3.32%, 11/25/2032(a)	130,492	127,755
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050(a)	12,916,471	648,504
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(g)	7,519,948	308
Series 2001-3, Class IO, 0.00%, 10/15/2031(g)	3,459,918	674
Series 2002-2, Class IO, 0.05%, 01/15/2032(g)	8,897,052	11,383
Series 2002-3, Class IO, 0.30%, 08/15/2032(g)	12,347,687	117,431
Series 2003-1, Class IO, 0.13%, 11/15/2032(g)	17,920,902	62,635
Verus Securitization Trust,
Series 2018-3, Class A-2, 4.18%, 10/25/2058(a)(f)	2,215,173	2,228,224
Series 2019-INV3, Class A2, 2.95%, 11/25/2059(a)(f)	2,370,139	2,415,584
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 3.61%, 10/25/2033(a)	242,433	240,851
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, 3.12%, 11/25/2036(a)	80,734	74,416
Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, 1.03%, 12/15/2050(a)	$9,333,304	$496,730
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023(f)	3,000,000	3,097,066
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.21%, 12/15/2046(a)(f)	2,600,000	2,448,291
Total Asset-Backed Securities (Cost $184,817,536)		184,833,615

Agency Credit Risk Transfer Notes–0.96%
Fannie Mae Connecticut Avenue Securities
Series 2015-C02, Class 1M2, 4.15% (1 mo. USD LIBOR + 4.00%), 05/25/2025(d)	6,229,579	6,329,145
Series 2015-C03, Class 2M2, 5.15% (1 mo. USD LIBOR + 5.00%), 07/25/2025(d)	2,377,471	2,441,674
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 2.35% (1 mo. USD LIBOR + 2.20%), 02/25/2024(d)	1,098,890	1,100,257
Series 2018-HRP2, Class M2, STACR®, 1.40% (1 mo. USD LIBOR + 1.25%), 02/25/2047(d)(f)	1,178,670	1,147,048
Series 2019-HRP1, Class M2, STACR®, 1.55% (1 mo. USD LIBOR + 1.40%), 02/25/2049(d)(f)	493,747	460,714
Total Agency Credit Risk Transfer Notes (Cost $10,880,715)		11,478,838
U.S. Treasury Securities–0.33%
U.S. Treasury Bills–0.33%
0.11%, 02/04/2021 (Cost $3,860,567)(h)(i)	3,862,000	3,860,716
Shares
Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(j)(k)	6,841,934	6,841,934
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(j)(k)	4,873,754	4,876,191
Invesco Treasury Portfolio, Institutional Class, 0.02%(j)(k)	7,819,299	7,819,299
Total Money Market Funds (Cost $19,537,424)		19,537,424
TOTAL INVESTMENTS IN SECURITIES–147.05% (Cost $1,743,308,681)		1,751,578,743
OTHER ASSETS LESS LIABILITIES—(47.05)%		(560,395,873)
NET ASSETS–100.00%		$1,191,182,870
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal only
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2020.
(b)	Zero coupon bond issued at a discount.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $143,484,379, which represented 12.05% of the Fund’s Net Assets.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2020.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,572,621	$255,858,791	$(252,589,478)	$-	$-	$6,841,934	$21,156
Invesco Liquid Assets Portfolio, Institutional Class	2,509,650	157,519,905	(155,166,311)	16	12,931	4,876,191	20,440
Invesco Treasury Portfolio, Institutional Class	4,082,995	249,406,870	(245,670,566)	-	-	7,819,299	15,418
Total	$10,165,266	$662,785,566	$(653,426,355)	$16	$12,931	$19,537,424	$57,014

(k)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	557	December-2020	$(123,075,242)	$(62,019)	$(62,019)
U.S. Treasury 5 Year Notes	576	December-2020	(72,594,000)	(95,968)	(95,968)
U.S. Treasury 10 Year Notes	204	December-2020	(28,464,375)	(52,544)	(52,544)
U.S. Treasury 10 Year Ultra Notes	160	December-2020	(25,587,500)	(41,589)	(41,589)
U.S. Treasury Ultra Bonds	174	December-2020	(38,595,375)	122,051	122,051
Total Futures Contracts				$(130,069)	$(130,069)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$1,531,868,150	$—	$1,531,868,150
Asset-Backed Securities	—	184,833,615	—	184,833,615
Agency Credit Risk Transfer Notes	—	11,478,838	—	11,478,838
U.S. Treasury Securities	—	3,860,716	—	3,860,716
Money Market Funds	19,537,424	—	—	19,537,424
Total Investments in Securities	19,537,424	1,732,041,319	—	1,751,578,743
Other Investments - Assets*
Futures Contracts	122,051	—	—	122,051
Other Investments - Liabilities*
Futures Contracts	(252,120)	—	—	(252,120)
Total Other Investments	(130,069)	—	—	(130,069)
Total Investments	$19,407,355	$1,732,041,319	$—	$1,751,448,674

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Quality Income Fund